GAIN ON FORGIVENESS OF DEBT	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
GAIN ON FORGIVENESS OF DEBT

NOTE 12: GAIN ON FORGIVENESS OF DEBT

During the year ended December 31, 2020, the Company received a forgivable loan of $328 thousand under the Payment Protection Program stimulus package from the United States government following the COVID–19 outbreak. The loan had a term of two years with an interest rate of 1%. For the year ended December 31, 2020, the Company recorded a gain on forgiveness of debt when the loan was forgiven of $328 thousand. The Company did not receive any additional loans under the Payment Protection Program during the year ended December 31, 2021.